Equity-accounted investees - Shareholder loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Notional Value	$ 93,607	$ 536,532
Borrowings	$ 930,713	$ 1,696,280	$ 1,712,180